OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Other Long Term Liabilities [Abstract]
Lease liabilities	$ 1,109	$ 727
Contract liability	686	680
Pension obligations	56	66
Regulatory liabilities	0	104
Other	225	187
Other long-term liabilities	$ 2,076	$ 1,764